iShares
®
Environmentally Aware Real Estate ETF
Schedule of Investments
(unaudited)
January 31, 2026
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Common Stocks
Data Center REITs  —  6 .0%
Digital Core REIT Management Pte Ltd. .......... 3,900 $ 2,106
Digital Realty Trust, Inc. ..................... 1,388 230,339
Equinix, Inc. ............................. 434 356,284
Keppel DC REIT .......................... 7,080 12,687
601,416
a
Diversified Real Estate Activities  —  6 .7%
Allreal Holding AG , Registered ................. 69 20,183
City Developments Ltd. ...................... 2,000 14,573
Heiwa Real Estate Co. Ltd. ................... 300 4,390
Mitsubishi Estate Co. Ltd. .................... 6,500 165,658
Mitsui Fudosan Co. Ltd. ..................... 14,600 167,417
New World Development Co. Ltd.
(a)
.............. 8,000 11,640
Nomura Real Estate Holdings, Inc. .............. 3,400 22,594
Peach Property Group AG
(a)
................... 225 1,689
Sumitomo Realty & Development Co. Ltd. ......... 3,400 94,680
Sun Hung Kai Properties Ltd. .................. 7,215 115,865
Tokyo Tatemono Co. Ltd. ..................... 1,000 23,532
UOL Group Ltd. ........................... 2,300 19,643
661,864
a
Diversified REITs  —  7 .5%
Activia Properties, Inc. ...................... 14 13,075
AEW UK REIT PLC ........................ 811 1,199
Alexander & Baldwin, Inc. .................... 323 6,699
American Assets Trust, Inc. ................... 287 5,183
Argosy Property Ltd. ........................ 2,948 2,073
British Land Co. PLC (The) ................... 6,663 38,005
Broadstone Net Lease, Inc. , Class A ............. 877 16,233
CapitaLand Integrated Commercial Trust .......... 30,942 58,091
Charter Hall Group ......................... 2,272 36,182
Charter Hall Long Wale REIT .................. 3,328 9,001
Covivio SA .............................. 290 18,527
Custodian Property Income REIT PLC ............ 2,010 2,332
Daiwa House REIT Investment Corp. , Class A ...... 25 21,783
Essential Properties Realty Trust, Inc. ............ 874 26,535
Global Net Lease, Inc. ...................... 928 8,779
GPT Group (The) .......................... 9,629 35,377
Growthpoint Properties Australia Ltd. ............. 871 1,387
H&R Real Estate Investment Trust .............. 1,347 10,634
Hankyu Hanshin REIT, Inc. , Class A ............. 4 4,241
Heiwa Real Estate REIT, Inc. .................. 8 7,888
Hulic REIT, Inc. ........................... 7 7,793
ICADE
(a)
................................ 242 5,977
KDX Realty Investment Corp. , Class A ........... 25 27,046
Land Securities Group PLC ................... 4,150 37,041
Mapletree Pan Asia Commercial Trust
(b)
........... 14,400 16,515
Merlin Properties Socimi SA .................. 2,146 31,939
Mirai Corp. .............................. 13 4,200
MIRARTH Real Estate Investment Corp. .......... 5 3,021
Mirvac Group ............................ 19,005 26,393
Mori Trust REIT, Inc. ........................ 12 6,028
NIPPON REIT Investment Corp. ................ 11 6,833
Nomura Real Estate Master Fund, Inc. ........... 24 25,933
NTT UD REIT Investment Corp. ................ 9 8,299
OUE REIT .............................. 12,600 3,714
Picton Property Income Ltd. ................... 2,436 2,767
Schroder REIT Ltd. ........................ 2,049 1,576
Sekisui House REIT, Inc. ..................... 37 21,727
Shaftesbury Capital PLC ..................... 11,011 21,662
SK REITs Co. Ltd. ......................... 866 3,345
Star Asia Investment Corp. ................... 16 6,211
Stockland ............................... 11,335 42,411
Security Shares Value
a
Diversified REITs (continued)
Stoneweg Europe Stapled Trust , NVS ............ 2,400 $ 4,523
Stride Property Group ....................... 2,178 1,659
Sunlight REIT ............................ 5,000 1,542
Suntec REIT ............................. 10,000 11,296
United Urban Investment Corp. ................ 18 20,796
WP Carey, Inc. ........................... 1,040 72,540
746,011
a
Health Care Facilities  —  0 .2%
Chartwell Retirement Residences ............... 1,347 20,002
a
Health Care REITs  —  11 .3%
Aedifica SA .............................. 216 19,021
Alexandria Real Estate Equities, Inc. ............. 848 46,335
American Healthcare REIT, Inc. ................ 707 33,165
Care Property Invest N.V.
(b)
.................... 152 2,202
CareTrust REIT, Inc. ........................ 941 35,137
Cofinimmo SA ............................ 172 17,885
Health Care & Medical Investment Corp. .......... 1 782
Healthcare Realty Trust, Inc. , Class A ............ 1,395 23,422
Healthpeak Properties, Inc. ................... 3,383 58,323
Life Science REIT PLC
(a)
..................... 982 552
LTC Properties, Inc. ........................ 200 7,294
Medical Properties Trust, Inc. .................. 1,852 9,297
National Health Investors, Inc. ................. 216 17,738
Northwest Healthcare Properties REIT ........... 830 3,407
Omega Healthcare Investors, Inc. ............... 1,299 57,000
Parkway Life REIT ......................... 1,500 4,814
Primary Health Properties PLC ................. 11,205 15,905
Sabra Health Care REIT, Inc. .................. 1,056 19,779
Sila Realty Trust, Inc. ....................... 228 5,552
Target Healthcare REIT PLC .................. 2,795 3,978
Ventas, Inc. ............................. 2,026 157,359
Welltower, Inc. ............................ 3,084 580,902
1,119,849
a
Hotel & Resort REITs  —  2 .1%
Apple Hospitality REIT, Inc. ................... 1,065 12,397
CapitaLand Ascott Trust ..................... 13,080 10,095
CDL Hospitality Trusts ...................... 3,700 2,520
DiamondRock Hospitality Co. .................. 1,027 9,428
Far East Hospitality Trust
(b)
................... 2,800 1,344
Hoshino Resorts REIT, Inc. ................... 3 4,980
Host Hotels & Resorts, Inc. ................... 3,908 72,415
Invincible Investment Corp. ................... 38 16,094
Japan Hotel REIT Investment Corp. , Class A ....... 23 12,366
Park Hotels & Resorts, Inc. ................... 1,022 11,170
Pebblebrook Hotel Trust ..................... 608 6,943
RLJ Lodging Trust ......................... 764 5,677
Ryman Hospitality Properties, Inc. .............. 264 25,001
Sunstone Hotel Investors, Inc. ................. 998 8,752
Xenia Hotels & Resorts, Inc. .................. 455 6,711
205,893
a
Hotels, Resorts & Cruise Lines  —  0 .0%
PPHE Hotel Group Ltd. ...................... 113 2,768
a
Industrial REITs  —  14 .3%
AIMS APAC REIT ......................... 2,747 3,245
Americold Realty Trust, Inc. ................... 1,339 16,617
ARGAN SA , NVS .......................... 84 6,574
CapitaLand Ascendas REIT ................... 16,700 37,372
Centuria Industrial REIT ..................... 2,966 6,702
CRE Logistics REIT, Inc. ..................... 5 5,386
Dexus Industria REIT ....................... 1,529 2,728

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
Environmentally Aware Real Estate ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Industrial REITs (continued)
Dream Industrial Real Estate Investment Trust ...... 1,362 $ 12,863
EastGroup Properties, Inc. ................... 254 46,137
ESR Kendall Square REIT Co. Ltd. .............. 1,162 3,568
ESR-REIT .............................. 2,800 6,012
First Industrial Realty Trust, Inc. ................ 610 35,398
Frasers Logistics & Commercial Trust ............ 14,300 11,366
GLP J-REIT ............................. 29 26,646
Goodman Group .......................... 8,987 190,917
Goodman Property Trust ..................... 3,951 4,603
Granite Real Estate Investment Trust ............ 311 20,065
Industrial & Infrastructure Fund Investment Corp. , Class
A ................................... 12 11,621
Innovative Industrial Properties, Inc. , Class A ....... 114 5,509
Japan Logistics Fund, Inc. .................... 15 9,800
LaSalle Logiport REIT ....................... 13 13,194
Lineage, Inc. ............................. 374 13,356
LondonMetric Property PLC ................... 10,471 28,744
LXP Industrial Trust ........................ 314 15,559
Mapletree Industrial Trust
(b)
................... 8,000 13,262
Mapletree Logistics Trust
(b)
................... 16,300 17,342
Mitsubishi Estate Logistics REIT Investment Corp. ... 10 8,502
Mitsui Fudosan Logistics Park, Inc. .............. 16 11,942
Montea N.V. ............................. 105 8,894
Nippon Prologis REIT, Inc. .................... 54 31,510
Prologis, Inc. ............................. 4,189 546,916
Rexford Industrial Realty, Inc. ................. 1,118 45,313
Segro PLC .............................. 6,981 72,732
SOSiLA Logistics REIT, Inc. ................... 5 4,139
STAG Industrial, Inc. ....................... 900 33,759
Terreno Realty Corp. ....................... 508 31,262
Tritax Big Box REIT PLC ..................... 12,697 28,821
Warehouses De Pauw CVA ................... 1,021 28,931
1,417,307
a
Internet Services & Infrastructure  —  0 .3%
NEXTDC Ltd.
(a)
........................... 2,411 22,276
SUNeVision Holdings Ltd.
(b)
................... 3,000 2,560
24,836
a
Multi-Family Residential REITs  —  7 .3%
Advance Residence Investment Corp. ............ 18 19,535
Altarea SCA ............................. 39 5,379
Apartment Investment and Management Co. ....... 694 4,081
AvalonBay Communities, Inc. ................. 759 134,852
Boardwalk Real Estate Investment Trust .......... 190 9,607
Camden Property Trust ...................... 536 58,451
Canadian Apartment Properties REIT ............ 766 21,692
Centerspace ............................. 82 5,270
Comforia Residential REIT, Inc. ................ 12 8,667
Daiwa Securities Living Investments Corp. , Class A ... 11 8,163
Equity Residential ......................... 2,044 127,382
Essex Property Trust, Inc. .................... 327 82,362
Home Invest Belgium SA ..................... 53 1,186
Independence Realty Trust, Inc. ................ 1,134 18,938
Ingenia Communities Group .................. 2,023 6,633
InterRent REIT ........................... 617 6,040
Irish Residential Properties REIT PLC ............ 2,940 3,520
Killam Apartment REIT ...................... 603 7,768
Mid-America Apartment Communities, Inc. ......... 576 77,357
Mitsui Fudosan Accommodations Fund, Inc. , Class A .. 16 14,298
NexPoint Residential Trust, Inc. ................ 111 3,354
Residential Secure Income PLC
(c)
............... 1,344 1,023
Samty Residential Investment Corp. ............. 2 1,473
Social Housing REIT PLC
(c)
................... 1,630 1,648
Starts Proceed Investment Corp. , Class A ......... 1 1,359
Security Shares Value
a
Multi-Family Residential REITs (continued)
UDR, Inc. ............................... 1,722 $ 63,972
UNITE Group PLC (The) ..................... 2,249 17,491
Veris Residential, Inc. ....................... 418 6,349
Xior Student Housing N.V. .................... 204 6,789
724,639
a
Office REITs  —  6 .4%
Abacus Group ............................ 2,336 1,878
Allied Properties REIT
(b)
..................... 709 7,316
BXP, Inc. ............................... 1,090 70,490
Centuria Office REIT
(b)
...................... 2,745 2,036
Champion REIT ........................... 12,000 3,881
Colonial SFL Socimi SA ..................... 2,198 13,595
COPT Defense Properties .................... 464 14,296
Cousins Properties, Inc. ..................... 1,396 35,235
Cromwell Property Group .................... 6,469 1,845
Daiwa Office Investment Corp. , Class A ........... 4 9,530
Derwent London PLC ....................... 764 20,236
Dexus ................................. 5,157 24,059
Douglas Emmett, Inc. ....................... 799 8,437
Easterly Government Properties, Inc. ............ 204 4,772
Empire State Realty Trust, Inc. , Class A ........... 1,060 7,028
Gecina SA .............................. 396 36,373
Global One Real Estate Investment Corp. ......... 8 7,058
Great Portland Estates PLC ................... 3,206 16,407
Helical PLC .............................. 696 1,836
Highwoods Properties, Inc. ................... 614 15,872
Ichigo Office REIT Investment Corp. ............. 6 3,768
Japan Excellent, Inc. ....................... 10 9,667
Japan Prime Realty Investment Corp. ............ 26 17,633
Japan Real Estate Investment Corp. ............. 48 38,726
JBG SMITH Properties ...................... 406 6,837
JR Global REIT ........................... 1,261 2,040
Keppel REIT ............................. 18,696 14,496
Kilroy Realty Corp. ......................... 738 25,446
Mori Hills REIT Investment Corp. , Class A ......... 13 12,197
Nippon Building Fund, Inc. .................... 70 64,931
NSI N.V. ................................ 106 2,326
One REIT, Inc. ............................ 5 2,939
Orix JREIT, Inc. ........................... 38 25,449
Piedmont Realty Trust, Inc. , Class A ............. 1,019 8,580
Precinct Properties Group .................... 6,115 4,289
Prosperity REIT ........................... 7,000 1,317
Regional REIT Ltd.
(c)
........................ 787 1,103
Sankei Real Estate, Inc. ..................... 2 1,717
Shinhan Alpha REIT Co. Ltd. .................. 1,049 4,235
SL Green Realty Corp. ...................... 628 28,122
Tokyu REIT, Inc. .......................... 6 8,043
Vornado Realty Trust ....................... 1,510 48,139
Workspace Group PLC ...................... 659 3,783
637,963
a
Other Specialized REITs  —  3 .2%
Arena REIT .............................. 1,626 4,004
Charter Hall Social Infrastructure REIT ........... 1,579 3,192
EPR Properties ........................... 336 18,225
Four Corners Property Trust, Inc. ............... 425 10,476
Gaming and Leisure Properties, Inc. ............. 1,034 46,271
Iron Mountain, Inc. ......................... 1,128 103,923
Safehold, Inc. ............................ 356 5,023
VICI Properties, Inc. ........................ 4,415 123,973
315,087
a

iShares
®
Environmentally Aware Real Estate ETF
Schedule of Investments
(unaudited) (continued)
January 31, 2026
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Real Estate Development  —  0 .6%
Henderson Land Development Co. Ltd. ........... 7,000 $ 27,843
Lifestyle Communities Ltd.
(a)
.................. 506 1,942
Sino Land Co. Ltd. ......................... 18,000 27,088
56,873
a
Real Estate Operating Companies  —  8 .1%
Abrdn European Logistics Income PLC
(c)
.......... 2,234 819
Amot Investments Ltd. ...................... 1,093 8,464
Aroundtown SA
(a)
.......................... 3,567 11,335
Atrium Ljungberg AB , Class B ................. 1,475 5,587
Azrieli Group Ltd. .......................... 228 30,576
CA Immobilien Anlagen AG ................... 166 4,953
CapitaLand Investment Ltd. ................... 11,200 27,117
Castellum AB ............................ 2,034 25,145
Catena AB .............................. 264 13,704
Cibus Nordic Real Estate AB publ ............... 317 5,491
Citycon OYJ
(a)
............................ 528 2,380
Corem Property Group AB , Class B ............. 4,700 2,179
Deutsche EuroShop AG ..................... 46 1,050
Deutsche Wohnen SE ...................... 246 6,116
Dios Fastigheter AB ........................ 627 4,541
Entra ASA
(c)
............................. 309 3,626
Fabege AB .............................. 1,274 11,764
Fastighets AB Balder , Class B
(a)
................ 3,437 25,924
FastPartner AB , Class A ..................... 311 1,599
Grainger PLC ............................ 4,541 12,055
Grand City Properties SA
(a)
................... 348 3,900
Heba Fastighets AB , Class B .................. 376 1,272
Hiag Immobilien Holding AG .................. 18 2,897
Hongkong Land Holdings Ltd. ................. 5,300 44,970
Hufvudstaden AB , Class A .................... 908 12,547
Hulic Co. Ltd. ............................ 2,400 28,601
Hysan Development Co. Ltd. .................. 3,000 8,239
Intershop Holding AG ....................... 27 5,851
Kennedy-Wilson Holdings, Inc. ................. 713 7,023
Kojamo OYJ
(a)
............................ 993 11,217
LEG Immobilien SE ........................ 390 28,200
Logistea AB , Class B ....................... 1,174 1,898
Melisron Ltd. ............................. 111 14,543
Mobimo Holding AG , Registered ................ 34 17,122
Neobo Fastigheter AB
(a)
..................... 557 1,171
NP3 Fastigheter AB ........................ 138 4,090
Nyfosa AB .............................. 856 6,805
Pandox AB , Class B ........................ 528 11,381
Platzer Fastigheter Holding AB , Class B .......... 498 4,149
PSP Swiss Property AG , Registered ............. 213 42,753
Public Property Invest A.S. ................... 1,057 2,621
Sagax AB , Class B ......................... 1,198 26,417
Samhallsbyggnadsbolaget i Norden AB
(a) (b)
......... 5,264 2,899
Sirius Real Estate Ltd. ...................... 6,545 8,799
StorageVault Canada, Inc. .................... 1,233 4,491
Swire Properties Ltd. ....................... 5,800 17,580
Swiss Prime Site AG , Registered ............... 534 90,908
TAG Immobilien AG ........................ 819 13,895
VGP N.V. ............................... 65 7,971
Vonovia SE .............................. 3,694 108,158
Wallenstam AB , Class B ..................... 1,686 7,678
Wharf Real Estate Investment Co. Ltd. ........... 13,000 45,133
Wihlborgs Fastigheter AB .................... 1,313 13,566
813,170
a
Retail REITs  —  17 .7%
Acadia Realty Trust ........................ 647 12,946
AEON REIT Investment Corp. ................. 8 6,924
Agree Realty Corp. ........................ 511 36,910
Security Shares Value
a
Retail REITs (continued)
Ascencio ............................... 34 $ 2,229
Brixmor Property Group, Inc. .................. 1,312 35,148
BWP Property Group Ltd. .................... 2,618 6,802
Carmila SA .............................. 332 6,424
Charter Hall Retail REIT ..................... 2,379 6,478
Choice Properties REIT ..................... 1,290 14,438
Crombie REIT ............................ 465 5,327
Curbline Properties Corp. .................... 450 10,912
Eurocommercial Properties N.V. ................ 299 8,820
Federal Realty Investment Trust ................ 387 39,149
First Capital Real Estate Investment Trust ......... 913 13,269
Fortune REIT ............................ 7,000 4,549
Frasers Centrepoint Trust .................... 5,797 10,207
Frontier Real Estate Investment Corp. ............ 13 7,659
Fukuoka REIT Corp. ........................ 4 4,823
Getty Realty Corp. ......................... 253 7,555
Hamborner REIT AG ....................... 370 2,053
Hammerson PLC .......................... 2,293 11,134
HomeCo Daily Needs REIT ................... 7,287 6,539
Immobiliare Grande Distribuzione SIIQ SpA ........ 336 1,424
InvenTrust Properties Corp. ................... 338 9,934
Japan Metropolitan Fund Invest ................ 51 40,141
Kimco Realty Corp. ........................ 3,008 63,409
Kite Realty Group Trust ...................... 983 23,091
Kiwi Property Group Ltd. ..................... 6,992 4,245
Klepierre SA ............................. 1,194 45,997
Lendlease Global Commercial REIT ............. 9,300 4,667
Link REIT
(b)
.............................. 13,600 62,530
LOTTE REIT Co. Ltd. ....................... 582 1,762
Macerich Co. (The) ........................ 1,359 25,726
Mercialys SA ............................. 469 5,901
NETSTREIT Corp. ......................... 456 8,591
NewRiver REIT PLC ........................ 2,196 2,182
NNN REIT, Inc. ........................... 809 33,711
Phillips Edison & Co., Inc. .................... 520 18,840
Primaris Real Estate Investment Trust ............ 496 6,029
Realty Income Corp. ........................ 8,036 491,482
Regency Centers Corp. ..................... 790 57,567
Region Group ............................ 4,863 7,800
Retail Estates N.V. ......................... 48 3,679
RioCan REIT ............................. 1,353 19,386
Scentre Group ............................ 25,952 73,547
Simon Property Group, Inc. ................... 1,663 318,149
SmartCentres Real Estate Investment Trust
(b)
....... 582 11,408
Starhill Global REIT ........................ 7,300 3,386
Supermarket Income REIT PLC ................ 5,509 6,307
Tanger, Inc. .............................. 741 24,245
Unibail-Rodamco-Westfield ................... 579 64,017
Urban Edge Properties ...................... 581 11,289
Vastned N.V.
(a)
............................ 44 1,565
Vicinity Ltd. .............................. 20,614 35,168
Waypoint REIT Ltd. ........................ 2,655 4,526
Wereldhave N.V. .......................... 254 6,293
1,758,289
a
Self-Storage REITs  —  5 .0%
Abacus Storage King ....................... 2,078 2,236
Big Yellow Group PLC ...................... 1,037 14,680
CubeSmart .............................. 1,212 45,486
Extra Space Storage, Inc. .................... 1,110 153,147
National Storage Affiliates Trust ................ 385 12,247
National Storage REIT ...................... 6,028 11,552
Public Storage ............................ 871 240,561
Safestore Holdings PLC ..................... 1,098 12,425

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
Environmentally Aware Real Estate ETF
(Percentages shown are based on Net Assets)

Derivative Financial Instruments Outstanding as of Period End
Security Shares Value
a
Self-Storage REITs (continued)
Shurgard Self Storage Ltd. ................... 183 $ 6,642
498,976
a
Single-Family Residential REITs  —  2 .8%
American Homes 4 Rent , Class A ............... 1,573 49,266
Equity LifeStyle Properties, Inc. ................ 993 62,728
Invitation Homes, Inc. ....................... 3,042 81,313
Sun Communities, Inc. ...................... 650 82,830
UMH Properties, Inc. ....................... 403 6,299
282,436
a
Total Long-Term Investments — 99.5%
(Cost: $ 8,718,499 ) .................................. 9,887,379
a
Short-Term Securities
Money Market Funds  —  1 .5%
BlackRock Cash Funds: Institutional, SL Agency Shares ,
3.82%
(d) (e) (f)
............................ 134,926 134,994
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.64%
(d) (e)
............................. 15,373 15,373
a
Total Short-Term Securities — 1.5%
(Cost: $ 150,352 ) ................................... 150,367
Total Investments — 101.0%
(Cost: $ 8,868,851 ) .................................. 10,037,746
Liabilities in Excess of Other Assets — ( 1 .0 ) % ............... (103,996)
Net Assets — 100.0% ................................. $ 9,933,750
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)
Affiliate of the Fund.
(e)
Annualized 7-day yield as of period end.
(f)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
04/30/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
01/31/26
  Shares Held
at 01/31/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL
Agency Shares .. $ 9,710  $ 125,255
(a)
$ —  $ 15  $ 14  $ 134,994  134,926  $ 599
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency
Shares ........ 10,000  5,373
(a)
—  —  —  15,373  15,373  353  —
$ —  $ 15  $ 14
$ 150,367
$ 952  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Dow Jones U.S. Real Estate Index .......................................................... 1 03/20/26 $ 37 $ 466

iShares
®
Environmentally Aware Real Estate ETF
Schedule of Investments
(unaudited) (continued)
January 31, 2026

Schedule of Investments
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 6,285,793  $ 3,601,586  $ —  $ 9,887,379
Short-Term Securities
Money Market Funds ...................................... 150,367  —  —  150,367
$ 6,436,160  $ 3,601,586  $ —  $ 10,037,746
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 466  $ —  $ —  $ 466
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
NVS Non-Voting Shares
REIT Real Estate Investment Trust